Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Beginning balance		¥ 149,293
Other comprehensive income for the year		34,912	¥ (2,025)	¥ (7,926)
Ending balance		197,221	149,293
Effect of associates' adoption of new accounting standards	[1]	(2,889)
Ending balance			320,401
Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		149,293	145,675	145,007
Other comprehensive income for the year		34,847	(2,070)	(7,912)
Appropriation to reserves		13,087	5,885	8,445
Other comprehensive income to retained earnings		(86)
Others		64	(197)	135
Ending balance		197,221	149,293	145,675
Effect of associates' adoption of new accounting standards		16
Ending balance			149,309
Share premium [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		53,860	53,860	53,860
Ending balance		53,860	53,860	53,860
Ending balance			53,860
Other reserves [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		1,084	1,281	1,146
Others		64	(197)	135
Ending balance		1,148	1,084	1,281
Ending balance			1,084
Unrealised gains/(losses) from available-for-sale securities [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		(5,412)	(1,986)	5,100
Other comprehensive income for the year		34,006	(3,426)	(7,086)
Ending balance		28,594	(5,412)	(1,986)
Ending balance			(5,412)
Other comprehensive income reclassifiable to profit or loss [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		53	(717)	(738)
Other comprehensive income for the year		687	770	21
Ending balance		756	53	(717)
Effect of associates' adoption of new accounting standards		16
Ending balance			69
Statutory reserve fund [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[2]	34,659	33,384	30,166
Appropriation to reserves	[2]	5,857	1,275	3,218
Ending balance	[2]	40,516	34,659	33,384
Ending balance	[2]		34,659
Discretionary reserve fund [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[3]	33,370	30,152	28,225
Appropriation to reserves	[3]	1,275	3,218	1,927
Ending balance	[3]	34,645	33,370	30,152
Ending balance	[3]		33,370
General reserve [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[4]	31,933	30,541	27,241
Appropriation to reserves	[4]	5,955	1,392	3,300
Ending balance	[4]	37,888	31,933	30,541
Ending balance	[4]		31,933
Exchange differences on translating foreign operations [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		(254)	(840)	7
Other comprehensive income for the year		230	586	(847)
Ending balance		(24)	(254)	¥ (840)
Ending balance			¥ (254)
Other comprehensive income non- reclassifiable to profit or loss [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Other comprehensive income for the year		(76)
Other comprehensive income to retained earnings		(86)
Ending balance		¥ (162)

[1]	On 1 January 2019, CGB began to adopt IFRS 9. The cumulative effect of initial adoption of IFRS 9 was adjusted to its equity as at 1 January 2019. Accordingly, the impact was adjusted by the Group based on its percentage of holding. As at 1 January 2019, The Group’s retained earnings were decreased by RMB2,857 million and reserves were increased by RMB16 million. The Group’s equity as at 1 January 2019 was decreased by RMB2,841 million in total. On 1 January 2019, China Unicom began to adopt IFRS 16. The cumulative effect of initial adoption of IFRS 16 was adjusted to its equity as at 1 January 2019. Accordingly, the impact was adjusted by the Group based on its percentage of holding. The Group’s retained earnings as at 1 January 2019 were decreased by RMB48 million.
[2]	Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards (“CAS”) to statutory reserve which amounted to RMB5,857 million for the year ended 31 December 2019 (2018: RMB1,275 million, 2017: RMB3,218 million).
[3]	Approved at the Annual General Meeting in May 2019, the Company appropriated RMB1,275 million to the discretionary reserve fund for the year ended 31 December 2018 based on net profit under CAS (2018: RMB3,218 million, 2017: RMB1,927 million).
[4]	Pursuant to “Financial Standards of Financial Enterprises - Implementation Guide” issued by the Ministry of Finance of the PRC on 30 March 2007, for the year ended 31 December 2019, the Company appropriated 10% of net profit under CAS which amounted to RMB5,857 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2018: RMB1,275 million, 2017: RMB3,218 million). In addition, pursuant to the CAS, the Group appropriated RMB98 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2018: RMB117 million, 2017: RMB82 million).